UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Pennsylvania Long-Term Tax-Exempt Fund Admiral™ Shares - VPALX

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares - VPAIX

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Admiral™ Shares (VPALX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg PA Municipal Bond Index.

  On the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  In the municipal bond market, strong fundamentals, including historically high reserve balances and consistent tax revenues, drove returns. The Pennsylvania municipal securities market remains high-quality and well-diversified across sectors. The state’s rainy-day fund is at an all-time high.

  Security selection, especially in general obligation, transportation, and hospital bonds, contributed the most to the Fund’s outperformance. An above-benchmark level of interest rate sensitivity and an above-benchmark allocation to lower-rated bonds also helped.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Bloomberg PA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,766	$50,597	$50,615
2015	$50,545	$50,382	$50,356
2015	$51,110	$50,894	$50,774
2015	$51,893	$51,675	$51,549
2016	$52,938	$52,734	$52,613
2016	$54,002	$53,504	$53,312
2016	$55,077	$54,451	$54,266
2016	$52,059	$51,515	$51,436
2017	$53,296	$52,844	$52,747
2017	$54,911	$54,316	$54,090
2017	$55,684	$55,060	$54,745
2017	$55,640	$54,708	$54,308
2018	$55,290	$54,395	$54,067
2018	$56,135	$55,095	$54,692
2018	$56,389	$55,479	$55,013
2018	$56,190	$55,353	$54,921
2019	$57,830	$56,909	$56,299
2019	$60,219	$59,004	$58,195
2019	$62,149	$60,778	$59,809
2019	$61,855	$60,516	$59,585
2020	$64,296	$62,755	$61,625
2020	$62,845	$61,501	$60,510
2020	$64,377	$62,839	$61,745
2020	$65,276	$63,722	$62,501
2021	$65,218	$63,585	$62,277
2021	$66,757	$64,753	$63,376
2021	$67,210	$65,309	$63,841
2021	$67,283	$65,160	$63,733
2022	$65,333	$63,269	$61,866
2022	$61,828	$60,161	$59,070
2022	$60,551	$59,455	$58,330
2022	$60,600	$59,172	$58,227
2023	$60,931	$59,789	$58,713
2023	$61,792	$60,377	$59,359
2023	$61,619	$60,389	$59,325
2023	$63,010	$61,747	$60,720
2024	$64,927	$63,168	$61,894
2024	$63,995	$62,272	$60,946
2024	$66,203	$64,182	$62,937
2024	$67,341	$65,041	$63,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.87%	1.71%	3.02%
Bloomberg PA Municipal Bond Index	5.33%	1.45%	2.66%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	3.8%
1 to 3 Years	2.1%
3 to 5 Years	3.2%
5 to 10 Years	10.8%
10 to 20 Years	44.3%
20 to 30 Years	32.1%
Greater than 30 Years	2.6%
Other Assets and Liabilities—Net	1.1%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,784
Number of Portfolio Holdings	1,100
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$378

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR577

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares (VPAIX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg PA Municipal Bond Index.

  On the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  In the municipal bond market, strong fundamentals, including historically high reserve balances and consistent tax revenues, drove returns. The Pennsylvania municipal securities market remains high-quality and well-diversified across sectors. The state’s rainy-day fund is at an all-time high.

  Security selection, especially in general obligation, transportation, and hospital bonds, contributed the most to the Fund’s outperformance. An above-benchmark level of interest rate sensitivity and an above-benchmark allocation to lower-rated bonds also helped.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg PA Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,151	$10,119	$10,123
2015	$10,105	$10,076	$10,071
2015	$10,216	$10,179	$10,155
2015	$10,370	$10,335	$10,310
2016	$10,577	$10,547	$10,523
2016	$10,788	$10,701	$10,662
2016	$10,999	$10,890	$10,853
2016	$10,393	$10,303	$10,287
2017	$10,637	$10,569	$10,549
2017	$10,957	$10,863	$10,818
2017	$11,109	$11,012	$10,949
2017	$11,097	$10,942	$10,862
2018	$11,024	$10,879	$10,813
2018	$11,190	$11,019	$10,938
2018	$11,239	$11,096	$11,003
2018	$11,198	$11,071	$10,984
2019	$11,522	$11,382	$11,260
2019	$11,996	$11,801	$11,639
2019	$12,378	$12,156	$11,962
2019	$12,317	$12,103	$11,917
2020	$12,800	$12,551	$12,325
2020	$12,509	$12,300	$12,102
2020	$12,811	$12,568	$12,349
2020	$12,988	$12,744	$12,500
2021	$12,974	$12,717	$12,455
2021	$13,277	$12,951	$12,675
2021	$13,364	$13,062	$12,768
2021	$13,376	$13,032	$12,747
2022	$12,986	$12,654	$12,373
2022	$12,287	$12,032	$11,814
2022	$12,031	$11,891	$11,666
2022	$12,038	$11,834	$11,645
2023	$12,101	$11,958	$11,743
2023	$12,270	$12,075	$11,872
2023	$12,233	$12,078	$11,865
2023	$12,507	$12,349	$12,144
2024	$12,885	$12,634	$12,379
2024	$12,697	$12,454	$12,189
2024	$13,133	$12,836	$12,587
2024	$13,356	$13,008	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.79%	1.63%	2.94%
Bloomberg PA Municipal Bond Index	5.33%	1.45%	2.66%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	3.8%
1 to 3 Years	2.1%
3 to 5 Years	3.2%
5 to 10 Years	10.8%
10 to 20 Years	44.3%
20 to 30 Years	32.1%
Greater than 30 Years	2.6%
Other Assets and Liabilities—Net	1.1%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,784
Number of Portfolio Holdings	1,100
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$378

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR77

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$32,000	$30,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$30,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.
(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                 For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)               Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)               For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	27
Tax information	28

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
Pennsylvania (97.3%)
	Abington School District GO	4.000%	10/1/38	2,555	2,580
	Abington School District GO	4.000%	10/1/39	2,805	2,824
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,102
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	5,250	5,533
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,092
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	9,447
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,713
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,566
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	870
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,068
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	965
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,120
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	2,021
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,138
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	3,017
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.550%	12/2/24	6,215	6,215
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	25
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	500	511
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,086
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,947
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,567
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,443
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,321
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,306
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,258
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,506
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	25,727
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	20,515	20,923
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,060	969
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,681
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,533
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,617
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,753
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,903
	Allegheny County PA GO	4.000%	11/1/34	915	940
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,258
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,141
	Allegheny County PA GO	5.000%	12/1/41	1,500	1,669
	Allegheny County PA GO	5.000%	12/1/42	1,250	1,385
	Allegheny County PA GO	5.000%	12/1/44	575	632
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,426
	Allegheny County PA GO	5.000%	12/1/54	4,510	4,854
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	820
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,127
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,691
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,068
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,535
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	554
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,039
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,559
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,965	2,006
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,272
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,255	1,391
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	1,305	1,319
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,631
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,743
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	1,435	1,558
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,950

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,333
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	1,410	1,526
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	3,250	3,617
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	432
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,285
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,498
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,520
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,387
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,185
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,044
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,107
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,532
	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/40	1,500	1,545
	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/45	1,000	1,013
	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/50	2,000	2,016
	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/59	3,250	3,261
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/53	1,000	1,068
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,197
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,440
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,081
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,368
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,375	10,895
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,220	3,417
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,156
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,125	2,145
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,783
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,531
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,034
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	5,369
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,109
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,015
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	710
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	52
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	382
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,545
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	833
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,544
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	719
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	431
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	514
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,541
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,300	1,261
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,000	904
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,656
	Bethel Park School District GO	5.000%	8/1/44	1,250	1,386
	Bethel Park School District GO	5.000%	8/1/48	3,000	3,284
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,818
	Bethel Park School District GO	5.000%	8/1/50	3,000	3,270
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	1,500	1,494
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/39	1,220	1,297
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/40	1,275	1,349
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/41	1,340	1,410
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/49	4,360	4,564
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/54	3,970	4,188
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	387
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	75
	Boyertown Area School District GO	5.000%	10/1/38	400	434
	Boyertown Area School District GO	5.000%	10/1/40	500	536
	Boyertown Area School District GO	5.000%	10/1/41	500	536
[3]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,541
[3]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,907
[3]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,055
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/37	1,205	1,217
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,167
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,214

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	908
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	3,287
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/35	550	552
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/36	900	903
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/50	3,000	2,329
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/50	3,090	2,909
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	10,160	7,664
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	13,540	10,760
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,351
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/37	450	506
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/38	500	559
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/39	850	946
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,799
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,770
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,953
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,403
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	526
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	491
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,010	1,012
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,770	1,773
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,372
[1]	Cambria County PA GO	4.000%	8/1/35	700	712
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,114
	Capital Region Water Revenue	5.000%	7/15/35	500	532
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,058
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	524
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,048
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,903
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,751
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,250
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	14,442
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,005
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,007
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,552
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,232
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,796
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,514
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,909
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,425	15,048
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/44	1,080	1,056
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/49	805	794
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/54	645	633
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,280	1,237
	Chester County IDA Recreational Revenue	4.000%	12/1/46	5,000	4,952
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,894
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,074
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	3,215	3,412
	Chester PA County GO	5.000%	7/15/37	635	667
	Chester PA County GO	5.000%	7/15/38	500	562
	Chester PA County GO	5.000%	7/15/39	700	784
	Chester PA County GO	5.000%	7/15/40	1,500	1,674
	Chester PA County GO	5.000%	7/15/41	2,500	2,769
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/29	2,000	2,002
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/33	3,000	3,002
[3]	Coatesville School District GO	4.250%	11/15/39	12,000	12,267
	Colonial School District GO	3.000%	2/15/39	350	322
	Colonial School District GO	3.000%	2/15/40	700	641
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,934
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,120
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,191
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,456
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,298
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	7,190	7,622
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,403
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,205
[1,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	35,550	35,801
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	893
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,056

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	923
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,050
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,441
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,311
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,229
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,190
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	545
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,406
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,375
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,535
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	12,500	14,015
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,104
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,341
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,740
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,435
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,279
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,728
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,619
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	15,000
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,317
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,123
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	465
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,321
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	1,325	1,238
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,180
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,969
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,865
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	12,004
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,299
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,302
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	300	303
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,437
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	8,815	9,048
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	5,044
	Commonwealth of Pennsylvania GO	4.000%	9/1/40	11,250	11,529
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,529
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	5,000	5,090
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	10,200
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	25,000	25,394
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	10,173
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	10,000	10,133
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	25,000	25,238
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,164
	Conestoga Valley School District GO	3.000%	2/1/38	850	788
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,716
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	644
	Council Rock School District GO	2.050%	11/15/33	1,085	918
	Council Rock School District GO	3.250%	11/15/39	5,010	4,731
	Council Rock School District GO	2.050%	8/15/42	3,000	2,075
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	1,500	1,535
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	819
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,453
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,895
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,415
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,204
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	7,028
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,000	4,827
[1]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,210
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,629
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,886
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,294
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,561
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	1,000	741
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	6.250%	10/15/53	1,615	1,243
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,786
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,211

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,087
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,000
	Dauphin County PA GO	5.000%	11/15/42	4,590	5,035
	Dauphin County PA GO	5.000%	11/15/43	2,500	2,729
	Dauphin County PA GO	5.000%	11/15/44	2,225	2,417
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	520
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,340
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,234
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,435
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,912
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,108
[3]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/54	2,500	2,423
	Delaware PA County GO	5.000%	8/1/41	1,460	1,624
	Delaware PA County GO	5.000%	8/1/46	4,740	5,177
	Delaware PA County GO	5.000%	8/1/48	3,210	3,487
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,004
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,658
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,463
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,088
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,688
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	645
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,962
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	7,978
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,334
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,329
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	2,500	2,630
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.150%	12/2/24	8,855	8,855
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,082
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,096
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,420	2,282
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,318
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,546
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	778
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	776
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,032
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	514
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	552
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	770
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,298
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,040	6,333
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	5,405	4,649
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	825	833
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	3,750	3,787
[3]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,341
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	400	389
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	965
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,351
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,420
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	4.000%	5/1/41	475	440
[1]	Erie School District GO	5.000%	4/1/27	150	156
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,258
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,092
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	3,270
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,808
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,207
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	2,037
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,409
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	15,270
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,784
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	4,240	4,218
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,460	26,709
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	26,595	27,804
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	990	1,073
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,232
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,273

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	440
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	600
	Hatboro-Horsham School District GO	5.000%	9/15/43	500	543
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,089
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,167
	Haverford Township School District GO	3.000%	3/1/34	55	54
	Haverford Township School District GO	5.000%	3/15/40	400	440
	Haverford Township School District GO	5.000%	3/15/41	580	635
	Haverford Township School District GO	5.000%	3/15/42	450	491
	Haverford Township School District GO	5.000%	3/15/43	635	691
	Haverford Township School District GO	5.000%	3/15/44	575	624
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,374
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,443
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,515
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,583
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,652
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,727
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,043
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,723
[3]	Interboro School District GO	4.000%	8/15/43	1,445	1,460
[1]	Interboro School District GO	5.500%	8/15/63	2,500	2,778
[2]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	1,000	1,006
	Kennett Consolidated School District GO	5.000%	2/15/42	475	519
	Kennett Consolidated School District GO	5.000%	2/15/43	600	656
	Kennett Consolidated School District GO	5.000%	2/15/44	550	599
	Kennett Consolidated School District GO	5.000%	2/15/48	1,000	1,079
	Kennett Consolidated School District GO	5.000%	2/15/51	5,050	5,423
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	905
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	628
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,710	6,563
	Lampeter Strasburg School District GO	5.000%	3/1/39	600	653
	Lampeter Strasburg School District GO	5.000%	3/1/40	725	785
	Lampeter Strasburg School District GO	5.000%	3/1/41	2,675	2,872
	Lampeter Strasburg School District GO	5.000%	3/1/42	2,750	2,945
	Lampeter Strasburg School District GO	5.000%	3/1/43	2,760	2,949
	Lampeter Strasburg School District GO	5.000%	3/1/44	1,425	1,518
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,823
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,063
	Lancaster County PA GO	4.000%	11/1/34	500	511
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	500	466
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,010
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,198
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	26,065	26,992
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	716
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	756
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,309
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	730
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,035
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,979
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,920
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,425	1,319
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	5,550	4,845
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,604
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,714
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,398
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,217
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	349
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	311
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	336
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	431
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	451
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	537
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	631
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	482
	Latrobe IDA College & University Revenue	4.000%	3/1/46	2,600	2,258
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,332
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,822
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,644
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	1,800	1,811
[3]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/46	5,000	5,001

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,250
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,398
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	10,400	9,228
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,494
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	9,540
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/49	315	263
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	15,515	15,081
[3]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,034
[3]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,446
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,986
[3]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,560
	Lower Paxton PA GO	5.000%	4/1/40	200	219
	Lower Paxton PA GO	5.000%	4/1/41	225	245
	Lower Paxton PA GO	5.000%	4/1/42	200	218
	Lower Paxton PA GO	5.000%	4/1/43	350	380
	Lower Paxton PA GO	5.000%	4/1/44	300	324
	Lower Paxton PA GO	5.000%	4/1/49	1,000	1,070
[3]	Lycoming County Authority College & University Revenue	5.000%	7/1/27	1,800	1,874
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,940
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,574
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,820
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,218
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,685
[3]	Middletown Area School District GO	5.000%	3/1/40	2,000	2,191
[3]	Middletown Area School District GO	5.000%	3/1/41	2,000	2,182
[3]	Middletown Area School District GO	5.000%	3/1/42	2,000	2,174
	Monroe County PA GO	4.000%	7/15/37	1,630	1,679
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,890	4,018
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	368
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,112
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,106
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,983
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,415	1,433
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,323
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,916
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,615
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,998
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	5,065
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,791
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,011
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	5,000	4,732
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	9,542
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	13,055
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,447
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,591
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,004
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	483
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	507
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	640
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	277
	Montgomery County Higher Education and Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	3,500	3,532
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,452
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,440
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,530	4,385
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,684
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,690
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	88
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	3,705	3,617
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,585
	Montgomery County PA GO	5.000%	1/1/39	7,175	7,885
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/44	1,000	1,031

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/54	1,500	1,543
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,575
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,218
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,748
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	678
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,689
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,559
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/38	2,500	2,548
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/48	5,000	5,030
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	351
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	211
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	250	251
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	369
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	567
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	817
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	392
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,273
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,518
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,584
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	18,258
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	916
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,966
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,675	1,622
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	881
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,477
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	7,890	7,698
	Muhlenberg School District GO	5.000%	5/15/49	1,750	1,870
	Muhlenberg School District GO	5.000%	5/15/54	7,000	7,429
	North Allegheny School District GO	3.000%	5/1/32	1,270	1,233
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,626
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,537
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,793
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,170	4,286
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,054
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,922
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,000	5,974
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,102
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,714
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/53	3,000	3,263
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,783
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,074
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	973
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,464
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,127
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,260
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,155
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,747
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,020
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	360
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	286
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	237
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	784
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	716
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,786
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	510
[3]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/46	1,255	1,033

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,998
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,517
[3]	Penn Hills School District GO	3.000%	10/1/32	2,270	2,210
[3]	Penn Hills School District GO	3.000%	10/1/33	760	736
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,748
	Pennsbury School District GO	5.000%	8/1/39	750	822
	Pennsbury School District GO	5.000%	8/1/39	500	555
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,092
	Pennsbury School District GO	5.000%	8/1/40	500	552
	Pennsbury School District GO	5.000%	8/1/41	600	660
	Pennsbury School District GO	5.000%	8/1/42	750	824
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,331
	Pennsbury School District GO	5.000%	8/1/43	575	629
	Pennsbury School District GO	5.000%	8/1/44	1,000	1,090
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	930
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,074
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,944
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,294
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	2,640	2,863
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	1,500	1,615
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	2,880	3,091
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.375%	7/1/53	7,000	7,085
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/41	1,000	1,129
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	9,000	9,840
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	750	764
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	6,000	6,699
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,233
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,026
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	561
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	561
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,849
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,018
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	644
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,338
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	1,003
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	892
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,709
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	2,007
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,210
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,679
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	4,151
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,732
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,400	2,284
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,860
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,392
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,201
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	4,188
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/38	1,500	1,601
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/42	1,500	1,578
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/46	1,000	1,069
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	2,125
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/27	700	727
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Company Project)	3.000%	4/1/39	4,500	3,995
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,710
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,973
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,272
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,880
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	2,790	2,819
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,566
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	1,935	1,955
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,000	2,008
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,534

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,036
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,986
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,220
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,912
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,294
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,238
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,411
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,908
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,422
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	1,003
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,860
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,225	1,011
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,286
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	6,000	6,162
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/48	5,000	5,193
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue VRDO	3.150%	12/2/24	7,850	7,850
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue VRDO	3.250%	12/2/24	6,250	6,250
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue VRDO	3.250%	12/2/24	6,250	6,250
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	500	539
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	345	374
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	180	166
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	3,980
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	772
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,178
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	806
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,105
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,018
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	2,000	2,242
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,306
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,000	2,930
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	6,540	6,564
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	2,000	2,222
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,234
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	6,190
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	10,000	9,692
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	12,020
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	4,000	3,980
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	9,185	9,730
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	6,475	7,190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,468
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,486
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,761
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	987
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,356	7,097
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,668
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,059
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,260	6,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/37	1,812	1,768
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,722
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,746
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,820
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,743
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,717
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,703
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,930
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	7,128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,000	2,009
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	4,075
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,028
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	9,732
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,679
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	8,500	7,520
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	5,000	5,115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	2,500	1,898
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	6,035	4,540
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	5,046
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,429
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,397
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	2,028
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	5,232

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,145	1,129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,062	2,980
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,060	2,094
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,800	7,066
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	12,785	13,569
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,232	9,846
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,950	5,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	6,370	6,950
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,435	1,592
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.350%	12/2/24	2,100	2,100
[2,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.600%	12/2/24	7,382	7,382
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,863
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,408
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	852
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	962
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,126
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,682
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,759
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,130	1,230
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,923
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	7,000	7,706
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,940
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	10,000	11,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	4,060	4,182
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,226
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,000
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,228
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,314
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,424
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,714
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,828
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,397
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	930
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,786
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,818
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	3,078
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,905
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,761
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,605
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	237
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,361
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,710	4,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,120	1,267
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,415
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,721
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,089
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,540	1,734
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,230	2,512
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,061
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,591
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,750	2,909
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,945
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,664
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,050	1,177

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,000	4,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,950	2,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,635
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,055	1,179
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,225
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,924
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,000	4,426
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	2,895	3,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	12,500	13,637
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	7,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	4,000	4,405
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,317
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	4,156
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,742
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,472
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,804
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	10,000	9,949
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	2,620	2,799
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	9,000	9,746
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,418
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	5,000	5,158
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,273
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,526
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,196
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,759
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	2,155	2,196
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	1,675	1,700
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,810	16,680
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/46	7,630	8,258
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,381
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,580
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,000	6,873
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,878
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	3.400%	12/2/24	4,100	4,100
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,828
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,223
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,109
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	1,015
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,123
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	2,070
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,117
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,441
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,187
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	934
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,151
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,577
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,300
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,179
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,087
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,086
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,131
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,366
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,478
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,086
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,784
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,261
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	1,650	1,854
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,181
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/43	1,610	1,834
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/44	2,250	2,478
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,244
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	8,965	9,904
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,270
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	7,500	8,351
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,052
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,097

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,327
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,568
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	5,061
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	6,055
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	5,029
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	1,900	1,973
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	521
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/43	1,500	1,532
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	774
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	2,770	2,699
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/42	1,000	983
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/52	1,500	1,435
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/52	950	963
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/57	1,250	1,268
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/40	425	431
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	613
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,899
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/41	375	347
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/51	1,765	1,504
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/56	170	142
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/40	1,000	1,005
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/50	5,130	5,086
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	300	304
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,050	1,053
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,130
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,132
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,510	1,527
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	2,750	2,770
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,980
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	11,602
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,058
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,638
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,242
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,781
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,025
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,042
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,749
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,268
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,166
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,493
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,807
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,298
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,000	4,432
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,420
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	7,374
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	5,000	5,558
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/53	15,000	17,006
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.150%	12/2/24	4,960	4,960
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.150%	12/2/24	10,910	10,910
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,377
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,879
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,460
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,386
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	782
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,437
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	4,965	5,036
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,520
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,883
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,020
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,031
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,153
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,873
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,108
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,040
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,655
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,037
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,289
	Philadelphia PA GO	4.000%	5/1/38	9,000	9,277
	Philadelphia PA GO	4.000%	5/1/39	1,000	1,026
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,616

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,080
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,510
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,793
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,807
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,561
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	3,037
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,365
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,355
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,342
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,246
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	3,000	3,212
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	8,840	9,564
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,389
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,085
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	3,610	3,835
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,679
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	18,182
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,043
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	8,146
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,193
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	5,500	6,127
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,204
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,171
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,328
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,170
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,135
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,698
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,023
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,100
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,553
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,464
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,054
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,342
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,052
	Philadelphia School District GO	5.000%	9/1/38	1,000	1,052
	Pine-Richland School District GO	4.000%	3/1/37	750	775
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,043
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	522
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,045
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	522
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	521
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,507
	Pittsburgh PA GO	4.000%	9/1/35	750	769
	Pittsburgh PA GO	5.000%	9/1/35	560	588
	Pittsburgh PA GO	4.000%	9/1/36	875	896
	Pittsburgh PA GO	4.000%	9/1/36	840	866
	Pittsburgh PA GO	5.000%	9/1/36	825	869
	Pittsburgh PA GO	4.000%	9/1/37	500	514
	Pittsburgh PA GO	4.000%	9/1/38	500	508
	Pittsburgh PA GO	5.000%	9/1/39	500	552
	Pittsburgh PA GO	5.000%	9/1/40	500	555
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,625
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,080
	Pittsburgh PA GO	5.000%	9/1/42	500	550
	Pittsburgh PA GO	5.000%	9/1/42	1,250	1,336
	Pittsburgh PA GO	5.000%	9/1/43	400	430
	Pittsburgh PA GO	5.000%	9/1/44	400	437
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,111
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,759
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,889
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,514
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	883
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,398
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	454
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	275
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,203
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,502
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,710
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	2,008
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.420%	12/2/24	1,100	1,100

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.420%	12/2/24	7,500	7,500
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	683
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	6,275	6,556
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,067
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,064
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,804
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,025
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,763
[1]	Ridley School District GO	4.000%	11/15/37	800	811
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,874
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/50	2,500	2,651
	School District of Philadelphia GO	5.000%	9/1/28	5,000	5,146
	School District of Philadelphia GO	5.000%	9/1/29	2,235	2,297
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,250
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,524
	School District of Philadelphia GO	5.000%	9/1/37	3,825	4,025
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,175
	School District of Philadelphia GO	4.000%	9/1/38	1,000	1,013
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,025
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,634
	School District of Philadelphia GO	4.000%	9/1/40	8,880	8,948
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,945
	School District of Philadelphia GO	5.000%	9/1/44	10,165	10,749
	School District of Philadelphia GO	4.000%	9/1/46	12,285	12,134
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,394
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	10
[1]	Scott Township PA GO	3.000%	8/15/34	290	277
[1]	Scott Township PA GO	3.000%	8/15/38	300	276
[1]	Scott Township PA GO	3.000%	8/15/42	650	579
[1]	Scott Township PA GO	3.000%	8/15/46	600	508
[1]	Scranton PA GO	5.000%	11/15/26	850	880
[1]	Scranton PA GO	5.000%	11/15/27	615	647
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,669
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,337
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,810
	Scranton PA School District GO	4.000%	12/1/40	500	500
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,543
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,235	1,246
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,190
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,332
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,260
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,295
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	855	862
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	320
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	562
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	450
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,765	5,180
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,103
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,053
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,202
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,874
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/49	3,500	3,607
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/2/24	28,565	28,565
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,489
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,494
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,354
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,507
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,656
	State College PA Area School District GO	5.000%	5/15/36	375	399
	State College PA Area School District GO	5.000%	5/15/37	630	669
	State College PA Area School District GO	5.000%	5/15/38	350	370
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	870	876
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,290	1,298
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,013
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,060
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/36	600	657

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/37	550	600
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/38	600	653
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/41	1,000	1,003
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/42	1,000	1,000
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	155	156
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	310	312
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	220	221
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,745
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,963
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,069
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,806
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,343
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,174
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,167
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,635
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,270
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,215
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,571
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,674
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,530
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,987
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,183
	Township of Hampton PA GO	5.000%	1/1/35	150	168
	Township of Hampton PA GO	5.000%	1/1/36	150	167
	Township of Hampton PA GO	5.000%	1/1/37	175	194
	Township of Hampton PA GO	4.000%	1/1/42	1,000	1,016
	Tredyffrin Easttown School District GO	5.000%	2/15/44	500	547
	Tredyffrin Easttown School District GO	5.000%	2/15/45	650	709
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,052
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,756
[3]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,185
[3]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,771
[3]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,746
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,031
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,428
[3]	Upper Darby School District GO	5.000%	4/1/54	4,000	4,233
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	914
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,365
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,143
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,928
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,424
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,082
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/48	2,750	2,685
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,236
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,429
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	565	567
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,505
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	1,002
	West Shore PA School District GO	4.000%	11/15/34	640	656
	West Shore PA School District GO	4.000%	11/15/35	540	555
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,128
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,021
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,530
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,224
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,346
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,454
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,072
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,092
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,100	2,496
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	9,230	8,887
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,653
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	882
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,938
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,473
[3]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/39	1,000	904

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,483
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,459
					3,682,019
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	212
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,795	1,754
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,315
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	671
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	290	299
					4,251
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,885	1,972
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,273	3,531
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,736
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,397	1,658
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,107	4,091
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,065
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	329
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	3,344	3,218
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	133
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,383
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,365	1,449
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,255	1,339
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	2,050	2,147
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	500	526
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	490	473
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,246	1,131
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	787	661
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,233
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,311	11,292
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	259	259
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,651
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,998
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,666	2,677
					51,214
Total Tax-Exempt Municipal Bonds (Cost $3,778,043)					3,737,484
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	3,988	2,463
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,474	940
Total Taxable Municipal Bonds (Cost $3,355)					3,403
Total Investments (98.9%) (Cost $3,781,398)					3,740,887
Other Assets and Liabilities—Net (1.1%)					43,517
Net Assets (100%)					3,784,404
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $69,645,000, representing 1.8% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Securities with a value of $338,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	331	35,616	214

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2025	(54)	(6,868)	(92)
				122

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,781,398)	3,740,887
Investment in Vanguard	102
Cash	73
Receivables for Investment Securities Sold	18,711
Receivables for Accrued Income	44,845
Receivables for Capital Shares Issued	1,637
Other Assets	193
Total Assets	3,806,448
Liabilities
Payables for Investment Securities Purchased	16,520
Payables for Capital Shares Redeemed	1,672
Payables for Distributions	3,699
Payables to Vanguard	149
Variation Margin Payable—Futures Contracts	4
Total Liabilities	22,044
Net Assets	3,784,404
At November 30, 2024, net assets consisted of:

Paid-in Capital	3,898,522
Total Distributable Earnings (Loss)	(114,118)
Net Assets	3,784,404

Investor Shares—Net Assets
Applicable to 27,514,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	301,795
Net Asset Value Per Share—Investor Shares	$10.97

Admiral™ Shares—Net Assets
Applicable to 317,507,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,482,609
Net Asset Value Per Share—Admiral Shares	$10.97

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	132,080
Total Income	132,080
Expenses
The Vanguard Group—Note B
Investment Advisory Services	378
Management and Administrative—Investor Shares	428
Management and Administrative—Admiral Shares	2,423
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—Admiral Shares	166
Custodian Fees	17
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	31
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	3,529
Expenses Paid Indirectly	(17)
Net Expenses	3,512
Net Investment Income	128,568
Realized Net Gain (Loss)
Investment Securities Sold	(13,710)
Futures Contracts	363
Realized Net Gain (Loss)	(13,347)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	124,576
Futures Contracts	81
Change in Unrealized Appreciation (Depreciation)	124,657
Net Increase (Decrease) in Net Assets Resulting from Operations	239,878

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	128,568	120,393
Realized Net Gain (Loss)	(13,347)	(39,313)
Change in Unrealized Appreciation (Depreciation)	124,657	52,522
Net Increase (Decrease) in Net Assets Resulting from Operations	239,878	133,602
Distributions
Investor Shares	(10,006)	(9,480)
Admiral Shares	(117,467)	(110,124)
Total Distributions	(127,473)	(119,604)
Capital Share Transactions
Investor Shares	5,643	(1,516)
Admiral Shares	184,750	(54,376)
Net Increase (Decrease) from Capital Share Transactions	190,393	(55,892)
Total Increase (Decrease)	302,798	(41,894)
Net Assets
Beginning of Period	3,481,606	3,523,500
End of Period	3,784,404	3,481,606

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.63	$10.58	$12.14	$12.14	$11.89
Investment Operations
Net Investment Income[1]	.374	.356	.327	.323	.353
Net Realized and Unrealized Gain (Loss) on Investments	.337	.047	(1.532)	.036	.283
Total from Investment Operations	.711	.403	(1.205)	.359	.636
Distributions
Dividends from Net Investment Income	(.371)	(.353)	(.327)	(.323)	(.352)
Distributions from Realized Capital Gains	—	—	(.028)	(.036)	(.034)
Total Distributions	(.371)	(.353)	(.355)	(.359)	(.386)
Net Asset Value, End of Period	$10.97	$10.63	$10.58	$12.14	$12.14
Total Return[2]	6.79%	3.89%	-10.00%	2.99%	5.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$302	$287	$287	$393	$364
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.45%	3.37%	2.95%	2.66%	2.96%
Portfolio Turnover Rate	33%	38%	30%	22%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.63	$10.58	$12.14	$12.14	$11.89
Investment Operations
Net Investment Income[1]	.383	.364	.336	.333	.363
Net Realized and Unrealized Gain (Loss) on Investments	.337	.048	(1.532)	.036	.282
Total from Investment Operations	.720	.412	(1.196)	.369	.645
Distributions
Dividends from Net Investment Income	(.380)	(.362)	(.336)	(.333)	(.361)
Distributions from Realized Capital Gains	—	—	(.028)	(.036)	(.034)
Total Distributions	(.380)	(.362)	(.364)	(.369)	(.395)
Net Asset Value, End of Period	$10.97	$10.63	$10.58	$12.14	$12.14
Total Return[2]	6.87%	3.98%	-9.93%	3.07%	5.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,483	$3,195	$3,236	$4,157	$3,905
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.53%	3.45%	3.04%	2.74%	3.04%
Portfolio Turnover Rate	33%	38%	30%	22%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pennsylvania Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $102,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,737,484	—	3,737,484
Taxable Municipal Bonds	—	3,403	—	3,403
Total	—	3,740,887	—	3,740,887
Derivative Financial Instruments
Assets
Futures Contracts[1]	214	—	—	214
Liabilities
Futures Contracts[1]	(92)	—	—	(92)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	3,774
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(38,625)
Capital Loss Carryforwards	(75,567)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,700)
Total	(114,118)

Pennsylvania Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	127,369	119,604
Ordinary Income*	104	—
Long-Term Capital Gains	—	—
Total	127,473	119,604
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,779,512
Gross Unrealized Appreciation	65,521
Gross Unrealized Depreciation	(104,146)
Net Unrealized Appreciation (Depreciation)	(38,625)
F.	During the year ended November 30, 2024, the fund purchased $1,392,938,000 of investment securities and sold $1,205,074,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $87,085,000 and sales were $56,920,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	69,212	6,383	74,132	7,032
Issued in Lieu of Cash Distributions	8,145	752	7,438	706
Redeemed	(71,714)	(6,626)	(83,086)	(7,888)
Net Increase (Decrease)—Investor Shares	5,643	509	(1,516)	(150)
Admiral Shares
Issued	588,067	54,292	521,102	49,402
Issued in Lieu of Cash Distributions	75,962	7,012	70,778	6,715
Redeemed	(479,279)	(44,272)	(646,256)	(61,597)
Net Increase (Decrease)—Admiral Shares	184,750	17,032	(54,376)	(5,480)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q770 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA Tax-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD PENNSYLVANIA Tax-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.